Fees Summary	Apr. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,347,000
Previously Paid Amount	0.00
Total Fee Amount	1,277.93
Total Offset Amount	0.00
Net Fee	1,277.93
Narrative - Max Aggregate Offering Price	$ 8,347,000
Final Prospectus	true